Goodwill and Intangible Assets - Intangible Assets by Major Asset Class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	10 years 9 months 4 days
Gross Carrying Amount	$ 1,616,741	$ 1,505,231
Accumulated Amortization	(1,117,423)	(948,072)
Goodwill	$ 2,012,904	1,925,518	$ 1,875,698
Patent and license rights
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	9 years 4 months 28 days
Gross Carrying Amount	$ 407,635	373,609
Accumulated Amortization	$ (280,434)	(233,406)
Developed technology
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	11 years 9 months 26 days
Gross Carrying Amount	$ 771,893	708,825
Accumulated Amortization	$ (544,633)	(469,312)
Customer base, trademarks, and non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	10 years 3 months 11 days
Gross Carrying Amount	$ 437,213	422,797
Accumulated Amortization	$ (292,356)	$ (245,354)